Share Options Outstanding - Summary of Plans (Details)		12 Months Ended
	Jun. 23, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)
Share Options Outstanding
Term of limited recourse loans		7 years
Share conversion ratio		1.4716625
Options granted | shares	1,400,000
Loan Funded Share Plan
Share Options Outstanding
Share-based compensation expense | $		$ 0
Share-based compensation expense resulting from modification to executive awards | $			$ 6,400,000
FBT tax expense relating to option modification | $			5,600,000
Share conversion ratio		1.4716625
ESS
Share Options Outstanding
Share-based compensation expense | $		$ 3,500,000
ESS | Stock Appreciation Rights (SARs)
Share Options Outstanding
Share-based compensation expense | $			0
ESS | Performance Rights
Share Options Outstanding
Number of fully paid ordinary share in Tritium DCFC, that each performance right entitles the holder | shares	1
Exercise price of share rights | $ / shares	$ 0
LTIP
Share Options Outstanding
Share-based compensation expense | $		2,700,000	0
LTIP | Performance Rights
Share Options Outstanding
Options granted | shares	1,400,000
STIP
Share Options Outstanding
Share-based compensation expense | $		$ 2,700,000	0
Options granted | shares		738,139
Estimated weighted average fair value of the rights | $ / shares		$ 1.18
STIP | Performance Rights
Share Options Outstanding
Estimated weighted average fair value of the rights | $ / shares		$ 1.68
ESPP
Share Options Outstanding
Share-based compensation expense | $		$ 70,000.00	$ 0
Options granted | shares		570,866
Estimated weighted average fair value of the rights | $ / shares		$ 0.326
ESPP | Performance Rights
Share Options Outstanding
Maximum number of shares that the eligible employees can purchase during the offering period | shares		10,000
Term of the offering period		12 months
Maximum number of shares that the eligible employees can purchase in each purchase period | shares		5,000
Term of the purchase period		6 months
Percentage of the lesser of the VWAP of an Ordinary Share on the grant date or the exercise date, considered for determination of share purchase price		85.00%
Maximum payroll deductions for participating employees in a calendar year | $		$ 25,000
ESPP | Performance Rights | Minimum
Share Options Outstanding
Percentage of monthly payroll deductions for participating employees		1.00%
ESPP | Performance Rights | Maximum
Share Options Outstanding
Percentage of monthly payroll deductions for participating employees		10.00%
Tritium DCFC Share Options Plans - LTIP
Share Options Outstanding
Options granted | shares		979,468
Estimated weighted average fair value of the rights | $ / shares		$ 2.06
Tritium DCFC Share Options Plans - LTIP | Performance Rights
Share Options Outstanding
Number of fully paid ordinary share in Tritium DCFC, that each performance right entitles the holder | shares	1
Exercise price of share rights | $ / shares		$ 0